Staff costs (Details 1) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IncomeStatementLocationLineItems [Line Items]
Average number of staff employee	85	85	84
Research and Development [Member]
IncomeStatementLocationLineItems [Line Items]
Average number of staff employee	63	62	57
General and Administration [Member]
IncomeStatementLocationLineItems [Line Items]
Average number of staff employee	16	17	19
Sales and Marketing [Member]
IncomeStatementLocationLineItems [Line Items]
Average number of staff employee	6	6	8